Credit Facilities and Guarantees (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average borrowings under the credit facility during the period
Weighted average interest rate
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average borrowings under the credit facility during the period	$ 2,643	$ 1,696
Weighted average interest rate	1.70%	2.00%